Convertible note (Details)	Sep. 17, 2020 USD ($)	Dec. 08, 2016 USD ($)	Sep. 17, 2020 CNY (¥)	Dec. 08, 2016 CNY (¥)
Convertible note 2016
Redemption feature
Face amount of debt		$ 8,700,948		¥ 60,163,000
Threshold minimum percentage of outstanding voting power transferred on acquisition		50.00%
Convertible note 2016 | Exit evet or fourth anniversary of issuance of debt
Redemption feature
Redemption price as a percent of issuance price		100.00%
Percentage of redemption amount accruing from issuance of note till redemption		15.00%
Convertible note 2016 | Before first anniversary
Redemption feature
Redemption price as a percent of issuance price		100.00%
Percentage of redemption amount accruing from issuance of note till redemption		8.00%
Convertible note 2016 | Upon or after first anniversary but before fourth anniversary
Redemption feature
Redemption price as a percent of issuance price		100.00%
Percentage of redemption amount accruing from issuance of note till redemption		15.00%
Convertible note 2020
Redemption feature
Face amount of debt	$ 5,000,000		¥ 33,474,000
Convertible note 2020 | Note conversion at maturity date
Redemption feature
Redemption price as a percent of issuance price	12.50%
Convertible note 2020 | Note conversion after one year from the issue date
Redemption feature
Percentage of redemption amount accruing from issuance of note till redemption	15.00%